UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

This report on Form N-Q relates solely to the Registrant's Prime Fund and Tax-Exempt Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

July 31, 2006

MM-QTLY-0906

1.804883.102

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 24.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.8%
Citizens Bank of Rhode Island
8/8/06	5.34%	$ 11,000	$ 11,000
Washington Mutual Bank FA
7/5/07	5.75	25,000	25,000
Wells Fargo & Co.
8/14/06	5.36	90,000	90,000
			126,000
London Branch, Eurodollar, Foreign Banks - 5.3%
Barclays Bank PLC
6/11/07	5.44	50,000	50,000
Calyon
10/4/06 to 2/12/07	4.40 to 5.00	172,000	172,000
Credit Agricole SA
12/18/06 to 1/10/07	5.10 to 5.40	100,000	100,000
Credit Industriel et Commercial
9/11/06 to 3/30/07	4.76 to 5.22	195,000	195,000
Deutsche Bank AG
1/30/07	4.86	75,000	75,000
Landesbank Hessen-Thuringen
8/7/06 to 12/8/06	4.81 to 5.36	100,000	100,000
Societe Generale
8/18/06 to 2/2/07	4.25 to 4.90	100,000	100,000
			792,000
New York Branch, Yankee Dollar, Foreign Banks - 18.1%
Barclays Bank PLC
8/8/06 to 9/5/06	5.12 to 5.21	240,000	240,000
BNP Paribas SA
8/8/06 to 6/11/07	4.81 to 5.45	625,000	625,000
Canadian Imperial Bank of Commerce
8/15/06 to 8/23/06	5.38 to 5.45 (c)	185,000	185,000
Credit Industriel et Commercial
11/22/06	5.30	30,000	30,000
Credit Suisse First Boston
9/12/06 to 10/23/06	5.28 to 5.50 (c)	340,000	340,000
Credit Suisse Group
6/4/07	5.40 to 5.44	75,000	75,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Deutsche Bank AG
9/5/06 to 2/27/07	4.90 to 5.24% (c)	$ 150,000	$ 150,000
Landesbank Baden-Wuert
9/22/06	5.46	59,000	59,000
Mizuho Corporate Bank Ltd.
8/4/06 to 1/29/07	5.33 to 5.56	249,000	249,000
Royal Bank of Scotland PLC
10/27/06	4.90	25,000	24,991
Societe Generale NA
8/7/06	5.31	125,000	124,994
Sumitomo Mitsui Banking Corp.
8/1/06 to 9/5/06	5.32 to 5.41	226,500	226,500
UBS AG
8/8/06	5.31	300,000	300,000
Unicredito Italiano Spa
11/20/06	5.26	50,000	50,000
			2,679,485
TOTAL CERTIFICATES OF DEPOSIT			3,597,485
Commercial Paper - 22.9%

Aegis Finance LLC
8/14/06	5.36	35,000	34,933
Aquifer Funding LLC
8/4/06	5.34	90,000	89,960
Bank of America Corp.
8/8/06	5.32	210,000	209,784
Barclays U.S. Funding Corp.
8/24/06	5.20	50,000	49,836
Bavaria TRR Corp.
8/10/06 to 8/30/06	5.34 to 5.42	190,340	189,706
Capital One Multi-Asset Execution Trust
8/2/06 to 10/18/06	5.35 to 5.52	240,000	238,873
Citibank Credit Card Master Trust I (Dakota Certificate Program)
8/4/06 to 9/14/06	5.21 to 5.32	348,750	347,900
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Citigroup Funding, Inc.
8/7/06 to 8/31/06	5.14 to 5.38%	$ 185,000	$ 184,641
Cullinan Finance Corp.
9/7/06 to 1/23/07	5.26 to 5.56 (b)	60,000	59,043
Emerald (MBNA Credit Card Master Note Trust)
8/2/06 to 9/8/06	5.26 to 5.31	215,000	214,023
FCAR Owner Trust
8/3/06 to 1/22/07	5.13 to 5.57	247,000	244,624
Giro Funding US Corp.
8/2/06 to 9/15/06	5.33 to 5.45	46,000	45,855
Govco, Inc.
8/28/06	5.20	50,000	49,808
Grampian Funding LLC
10/23/06	5.52	60,000	59,247
Market Street Funding Corp.
9/13/06	5.23	30,000	29,815
Monument Gardens Funding
8/23/06	5.40	155,000	154,490
Motown Notes Program
8/8/06 to 9/29/06	5.35 to 5.44	230,000	228,766
Paradigm Funding LLC
8/8/06	5.32	65,000	64,933
Park Granada LLC
8/7/06 to 12/4/06	5.14 to 5.36	36,000	35,538
Park Sienna LLC
8/7/06 to 8/28/06	5.15 to 5.40	404,326	403,477
Strand Capital LLC
8/7/06 to 10/23/06	5.30 to 5.46	188,000	185,964
Stratford Receivables Co. LLC
8/10/06 to 8/25/06	5.26 to 5.42	235,194	234,656
Toronto Dominion Holdings (USA)
12/8/06	5.35	50,000	49,067
TOTAL COMMERCIAL PAPER			3,404,939
U.S. Treasury Obligations - 0.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)

U.S. Treasury Bills - 0.2%
8/3/06	4.53%	$ 25,000	$ 24,994
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
8/15/06	5.35 (c)	11,000	11,000
Master Notes - 2.4%

Bear Stearns Companies, Inc.
8/7/06	5.45 (c)(e)	30,000	30,000
Goldman Sachs Group, Inc.
8/7/06 to 8/11/06	5.21 to 5.41 (c)(e)	321,000	321,000
TOTAL MASTER NOTES			351,000
Medium-Term Notes - 27.3%

AIG Matched Funding Corp.
9/8/06 to 10/23/06	5.35 to 5.52 (c)	255,000	255,000
Allstate Life Global Funding II
8/8/06 to 8/29/06	5.40 to 5.43 (b)(c)	40,000	40,000
American Express Credit Corp.
8/7/06	5.43 (c)	50,000	50,003
ASIF Global Financing XXX
8/23/06	5.41 (b)(c)	55,000	55,000
Australia & New Zealand Banking Group Ltd.
8/23/06	5.40 (b)(c)	40,000	40,000
Banque Federative du Credit Mutuel (BFCM)
8/14/06	5.36 (b)(c)	86,000	86,000
Bayerische Landesbank Girozentrale
8/21/06 to 10/16/06	5.18 to 5.52 (c)	190,000	190,000
BMW U.S. Capital LLC
8/15/06	5.37 (c)	17,000	17,000
BNP Paribas SA
8/28/06	5.36 (b)(c)	75,000	75,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Calyon New York Brh
8/2/06	5.29% (c)	$ 54,000	$ 53,981
Commonwealth Bank of Australia
8/24/06	5.37 (c)	33,000	33,000
Credit Agricole SA
10/23/06	5.48 (c)	75,000	75,000
Cullinan Finance Corp.
8/25/06 to 6/25/07	5.35 to 5.38 (b)(c)	38,000	38,000
DnB NOR ASA
8/25/06	5.38 (b)(c)	150,000	150,000
Eli Lilly Services, Inc.
8/1/06	5.32 (b)(c)	30,000	30,000
GE Capital Assurance Co.
8/1/06	5.43 (c)(e)	25,000	25,000
General Electric Capital Corp.
8/7/06 to 8/15/06	5.36 to 5.47 (c)	333,500	333,529
Genworth Life Insurance Co.
8/1/06 to 9/1/06	5.43 to 5.48 (c)(e)	45,000	45,000
Hartford Life Global Funding Trust
8/15/06	5.39 (c)	40,000	40,000
HBOS Treasury Services PLC
8/21/06	5.26 (b)(c)	10,000	10,002
9/25/06	5.53 (c)	85,000	85,000
HSBC Finance Corp.
8/24/06	5.43 (c)	45,000	45,000
HSBC USA, Inc.
8/15/06	5.35 (c)	50,000	50,000
HSH Nordbank AG
8/23/06	5.43 (b)(c)	47,000	47,000
ING USA Annuity & Life Insurance Co.
9/25/06	5.54 (c)(e)	25,000	25,000
Intesa Bank Ireland PLC
8/25/06	5.39 (b)(c)	150,000	150,000
Merrill Lynch & Co., Inc.
8/4/06 to 8/15/06	5.35 to 5.39 (c)	99,000	99,017
Metropolitan Life Insurance Co.
8/7/06	5.34 (b)(c)	32,148	32,148
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Morgan Stanley
8/1/06 to 8/29/06	5.39 to 5.47% (c)	$ 124,000	$ 124,001
Natexis Banq Pop New York Cd Program Bank
8/2/06	5.31 (c)	147,000	146,974
Nordea Bank AB
8/2/06	5.29 (c)	75,000	74,973
Pacific Life Global Funding
8/14/06	5.38 (c)	5,000	5,000
8/4/06	5.38 (b)(c)	22,500	22,500
RACERS
8/22/06	5.42 (b)(c)	95,000	95,000
Royal Bank of Canada
8/10/06	5.38 (c)	10,000	10,000
Royal Bank of Scotland PLC
8/21/06	5.38 (b)(c)	100,000	100,000
Security Life of Denver Insurance Co.
8/29/06	5.30 (c)(e)	18,000	18,000
Skandinaviska Ensk Banken
8/7/06	5.29 (c)	95,000	94,971
Societe Generale
8/2/06	5.32 (b)(c)	44,000	44,000
8/31/06	5.35 (c)	275,000	274,929
Travelers Insurance Co.
8/17/06 to 10/1/06	5.26 to 5.60 (c)(e)	45,000	45,000
UniCredito Italiano Bank (Ireland) PLC
8/15/06	5.38 (b)(c)	110,000	110,000
8/30/06	5.37 (c)	60,000	59,985
Wachovia Asset Securitization Issuance LLC
8/25/06	5.38 (b)(c)	12,515	12,515
Washington Mutual Bank
8/25/06 to 8/31/06	5.19 to 5.21 (c)	122,000	122,000
Washington Mutual Bank FA
10/31/06	5.47 (b)(c)	139,000	139,000
8/15/06 to 8/24/06	5.35 to 5.38 (c)	58,000	58,000
Washington Mutual Bank, California
9/20/06	5.39 (c)	66,000	66,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Wells Fargo & Co.
8/2/06 to 8/15/06	5.38 to 5.40% (c)	$ 135,000	$ 135,000
WestLB AG
8/10/06 to 9/29/06	5.39 to 5.53 (b)(c)	102,000	102,000
Westpac Banking Corp.
9/11/06	5.34 (c)	20,000	20,000
TOTAL MEDIUM-TERM NOTES			4,054,528
Short-Term Notes - 1.7%

Hartford Life Insurance Co.
9/1/06	5.38 (c)(e)	20,000	20,000
Jackson National Life Insurance Co.
10/1/06	5.65 (c)(e)	25,000	25,000
Metropolitan Life Insurance Co.
8/1/06 to 10/2/06	5.29 to 5.63 (c)(e)	45,000	45,000
8/28/06	5.50 (b)(c)	15,000	15,000
Monumental Life Insurance Co.
8/1/06	5.49 to 5.52 (c)(e)	38,000	38,000
New York Life Insurance Co.
9/29/06	5.58 (c)(e)	75,000	75,000
Transamerica Occidental Life Insurance Co.
8/1/06	5.32 (c)(e)	40,000	40,000
TOTAL SHORT-TERM NOTES			258,000
Time Deposits - 0.8%
Bank Tokyo-Mitsubishi UFJ Ltd.
8/8/06	5.30	125,000	125,000
Asset-Backed Securities - 0.3%
Master Funding Trust I
1/25/07	5.42 (c)	26,000	26,000
Wind Master Trust Notes
9/25/06	5.32 (b)(c)	11,000	11,000
Wind Trust
2/25/07	5.32 (b)(c)	12,000	12,000
TOTAL ASSET-BACKED SECURITIES			49,000
Municipal Securities - 0.4%
	Principal Amount (000s)		Value (000s)
Mississippi Gen. Oblig. Series B, 5.34%, VRDN (c)	$ 56,825		$ 56,825
Repurchase Agreements - 19.5%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 7/31/06 due 8/1/06 at:
5.29%	$ 54,838	54,830
5.31%	53,375	53,367
With:
Banc of America Securities LLC at 5.35%, dated 7/31/06 due 8/1/06 (Collateralized by Mortgage Loan Obligations valued at $557,550,000, 0% - 6.5%, 3/15/11 - 4/25/46)	531,079	531,000
Citigroup Global Markets, Inc. at 5.36%, dated 7/31/06 due 8/1/06 (Collateralized by Corporate Obligations valued at $567,120,001, 4.25% - 7.88%, 7/15/08 - 12/1/45)	556,083	556,000
Credit Suisse First Boston, Inc. at 5.38%, dated 7/31/06 due 8/1/06 (Collateralized by Mortgage Loan Obligations valued at $297,842,198, 4% - 9.5%, 8/1/06 - 7/1/36)	292,044	292,000
Goldman Sachs & Co. at:
5.38%, dated 7/31/06 due 8/1/06 (Collateralized by Mortgage Loan Obligations valued at $178,500,001, 5.13% - 5.39%, 3/12/44 - 6/25/46)	170,025	170,000
5.41%, dated 5/23/06 due 8/21/06 (Collateralized by Mortgage Loan Obligations valued at $255,000,000, 5% - 5.42%, 3/1/34 - 1/15/45) (c)(d)	253,381	250,000
Lehman Brothers, Inc. at 5.43%, dated 7/31/06 due 8/1/06:
(Collateralized by Corporate Obligations valued at $185,854,104, 1.91% - 11%, 3/15/07 - 1/15/36)	177,027	177,000
(Collateralized by equity Securities valued at $420,026,802)	400,060	400,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.38%, dated 7/31/06 due 8/1/06 (Collateralized by Corporate Obligations valued at $306,004,803, 4.5% - 9.36%, 6/15/07 - 12/1/55)	300,045	300,000
5.42%, dated 7/19/06 due 10/17/06 (Collateralized by Corporate Obligations valued at $109,395,796, 6.25% - 9.25%, 6/15/08 - 9/15/35) (c)(d)	105,409	104,000
TOTAL REPURCHASE AGREEMENTS		2,888,197
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $14,820,968)		14,820,968
NET OTHER ASSETS - 0.2%		22,413
NET ASSETS - 100%		$ 14,843,381
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield (a) represents either the annualized Yield (a) at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,475,208,000 or 9.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $752,000,000 or 5.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 5.45%, 8/7/06	5/1/06	$ 30,000
GE Capital Assurance Co. 5.43%, 8/1/06	7/28/05	$ 25,000
Genworth Life Ins Co.: 5.43%, 8/1/06	4/3/06	$ 20,000
5.48%, 9/1/06	7/31/06	$ 25,000
Goldman Sachs Group, Inc.: 5.21%, 8/11/06	8/11/04	$ 133,000
5.39%, 8/7/06	10/6/05	$ 32,000
5.40%, 8/9/06	1/9/06	$ 80,000
5.41%, 8/10/06	11/10/05	$ 69,000
5.41%, 8/11/06	10/11/05	$ 7,000
Hartford Life Insurance Co. 5.38%, 9/1/06	12/16/03	$ 20,000
ING USA Annuity & Life Insurance Co. 5.54%, 9/25/06	6/23/05	$ 25,000
Jackson National Life Insurance Co. 5.65%, 10/1/06	3/31/03	$ 25,000
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co.: 5.29%, 8/1/06	2/24/03	$ 10,000
5.63%, 10/2/06	3/26/02	$ 35,000
Monumental Life Insurance Co.: 5.49%, 8/1/06	9/17/98	$ 8,000
5.49%, 8/1/06	7/31/98	$ 10,000
5.52%, 8/1/06	3/12/99	$ 20,000
New York Life Insurance Co. 5.58%, 9/29/06	2/28/02	$ 75,000
Security Life of Denver Insurance Co. 5.30%, 8/29/06	8/26/05	$ 18,000
Transamerica Occidental Life Insurance Co. 5.32%, 8/1/06	4/28/00	$ 40,000
Travelers Insurance Co.: 5.26%, 8/17/06	5/16/06	$ 15,000
5.26%, 8/18/06	8/18/05	$ 5,000
5.60%, 10/1/06	3/31/06	$ 25,000
Income Tax Information
At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $14,820,968,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Managment Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

July 31, 2006

DTE-QTLY-0906

1.804884.102

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.5%
	Principal Amount (000s)	Value (000s)
Alabama - 1.8%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	$ 6,600	$ 6,600
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	10,000	10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	2,425	2,425
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.69%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	200	200
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series EGL 02 6009 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	4,100	4,100
Health Care Auth. for Baptist Health Series 2006 C, 3.65%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	9,400	9,400
Jefferson County Ltd. Oblig. School Warrants Series B, 3.67% (AMBAC Insured), VRDN (a)	17,000	17,000
Jefferson County Swr. Rev. Series 2003 B7, 3.66% (XL Cap. Assurance, Inc. Insured), VRDN (a)	15,000	15,000
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
		67,225
Alaska - 0.8%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,635	4,635
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,770	5,770
Anchorage Gen. Oblig. Participating VRDN Series PT 2655, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,790	5,790
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 3.67% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,400	12,400
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,105	3,105
		31,700
Arizona - 1.8%
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Putters 2404, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,870	2,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 3,000	$ 3,000
Series ROC II R174, 3.68% (Liquidity Facility Citibank NA) (a)(d)	1,295	1,295
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series MACN 05 L, 3.68% (Liquidity Facility Bank of America NA) (a)(d)	2,575	2,575
Series PA 1373, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,750	8,750
Series Putters 1374, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,760	6,760
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,200	1,200
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 3.68%, LOC Branch Banking & Trust Co., VRDN (a)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series ROC II R1003, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(d)(e)	3,945	3,945
Participating VRDN:
Series EGL 06 14 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	7,600	7,600
Series EGL 06 22 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	12,070	12,070
Series MS 04 1227, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	1,900	1,900
Series PT 1512, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,000	1,000
Series SG 03 160, 3.67% (Liquidity Facility Societe Generale) (a)(d)	3,600	3,600
Series 1997 B, 3.7% 9/8/06, CP	3,150	3,150
		67,115
California - 0.9%
California Gen. Oblig. Participating VRDN Series Putters 132, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,485	2,485
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 3.83%, LOC Societe Generale, VRDN (a)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Participating VRDN Series Putters 487, 3.67% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(d)	$ 12,730	$ 12,730
Sacramento Muni. Util. District Fing. Auth. Rev. Participating VRDN Series PT 3360, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,635	15,635
		33,950
Colorado - 3.4%
Adams County Rev. Participating VRDN Series MS 1260, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	14,000	14,000
Colorado Ed. Ln. Prog. TRAN:
Series B, 6.25% 8/7/06	19,500	19,508
4% 8/7/06	11,000	11,001
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	2,300	2,300
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	19,850	19,850
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.8%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Colorado Hsg. & Fin. Auth. Bonds Series A5 Class 1, 3.43% 1/3/07	11,500	11,500
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 3.68% (Liquidity Facility Societe Generale) (a)(d)	6,800	6,800
Colorado State Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,655	5,655
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.74% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	4,545	4,545
Series PZ 112, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	12,545	12,545
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,790	2,790
Larimer Weld & Boulder Counties Participating VRDN Series PT 3317, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,225	4,225
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	1,990	1,990
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.68%, VRDN (a)	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 3,870	$ 3,870
Series Putters 862, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,010	5,010
		127,889
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.91%, VRDN (a)	3,500	3,500
Series 1999 A, 3.85%, VRDN (a)	3,000	3,000
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.66%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,570	3,570
		10,070
District Of Columbia - 1.1%
District of Columbia Gen. Oblig.:
Participating VRDN Series PT 2440, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,865	1,865
TRAN 4% 9/29/06	25,700	25,729
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 3.74% (AMBAC Insured), VRDN (a)	3,575	3,575
(American Psychological Assoc. Proj.) 3.68%, LOC Bank of America NA, VRDN (a)	1,200	1,200
(Defenders of Wildlife Proj.) 3.68%, LOC Bank of America NA, VRDN (a)	2,600	2,600
(Saint Patrick's Episcopal Proj.) 3.64%, LOC SunTrust Banks, Inc., VRDN (a)	6,600	6,600
		41,569
Florida - 6.8%
Broward County Arpt. Sys. Rev. Participating VRDN Series PT 2415, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,260	5,260
Duval County School Board Ctfs. of Prtn. Participating VRDN Series MS 1246, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	6,130	6,130
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	13,000	13,000
Series EGL 01 905, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	10,200	10,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2036, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 8,100	$ 8,100
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series ROC II R482, 3.68% (Liquidity Facility Citibank NA) (a)(d)	9,740	9,740
Series SGB 06 63, 3.68% (Liquidity Facility Societe Generale) (a)(d)	10,800	10,800
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 3400, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,765	6,765
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	16,150	16,150
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.68% (Liquidity Facility Societe Generale) (a)(d)	2,910	2,910
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series Putters 1405, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,620	8,620
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.66%, VRDN (a)	2,700	2,700
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Goodwill Inds.-Suncoast Proj.) Series 2001, 3.64%, LOC SunTrust Banks, Inc., VRDN (a)	10,500	10,500
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.75%, LOC Wachovia Bank NA, VRDN (a)	2,700	2,700
Jacksonville Elec. Auth. Rev. Participating VRDN Series MS 98 127, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	1,995	1,995
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.68% (Liquidity Facility Citibank NA) (a)(d)	1,695	1,695
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 3.73%, VRDN (a)	12,050	12,050
North Broward Hosp. District Series B, 3.63% (CIFG North America Insured), VRDN (a)	20,300	20,300
Orange County Health Facilities Auth. Rev. Participating VRDN Series MT 237, 3.67% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	23,000	23,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,485	5,485
Palm Beach County Rev.:
(Planned Parenthood Proj.) 3.66%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Zoological Society of Palm Beach Proj.) 3.71%, LOC Northern Trust Co., Chicago, VRDN (a)	$ 3,900	$ 3,900
Santa Rosa County School Board Ctfs. of Prtn. Participating VRDN Series Putters 1293Z, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,245	5,245
Sunshine State Govt. Fing. Commission Rev.:
Series A, 3.51% 8/2/06 (AMBAC Insured) (FGIC Insured), CP	15,300	15,300
Series D, 3.51% 8/2/06 (FGIC Insured) (CIFG North America Insured) (AMBAC Insured), CP	6,600	6,600
Series I, 3.51% 8/2/06 (CIFG North America Insured) (AMBAC Insured), CP	12,800	12,800
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,000	2,000
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 3.7% (Liquidity Facility Societe Generale) (a)(d)	2,000	2,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 3.7%, LOC Wachovia Bank NA, VRDN (a)	2,200	2,200
Volusia County Tourist Dev. Tax Rev. Participating VRDN Series MS 979, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	22,488	22,488
		253,333
Georgia - 2.1%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	5,200	5,200
Atlanta Dev. Auth. Student Hsg. Rev. Bonds Series Putters 145, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,505	9,505
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Putters 513, 3.68% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(d)	9,965	9,965
Series SGA 145, 3.68% (Liquidity Facility Societe Generale) (a)(d)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 3.68% (Liquidity Facility Societe Generale) (a)(d)	7,000	7,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Proj.) Series 1998 B, 3.53% tender 8/15/06 (AMBAC Insured) (Liquidity Facility Rabobank Nederland Coop. Central), CP mode	3,000	3,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 3.71%, LOC Gen. Elec. Cap. Corp., VRDN (a)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Dev. Auth. Rev. (Marist School, Inc. Proj.) Series 1999, 3.64%, LOC SunTrust Banks, Inc., VRDN (a)	$ 9,000	$ 9,000
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 3.68%, LOC Branch Banking & Trust Co., VRDN (a)	5,000	5,000
Fulton County Wtr. & Swr. Rev. Participating VRDN:
Series EGL 720050005 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	4,295	4,295
Series Solar 06 51, 3.67% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,300	4,300
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,900	5,900
Metropolitan Atlanta Rapid Transit:
Series 2004 A, 3.6% 9/7/06, LOC Dexia Cr. Local de France, CP	1,500	1,500
Series 2004 B, 3.51% 8/10/06, LOC Dexia Cr. Local de France, CP	1,800	1,800
		79,465
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN Series PT 2301, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,280	3,280
Honolulu City & County Gen. Oblig. Participating VRDN Series EGL 7050052 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	5,000	5,000
		8,280
Illinois - 9.2%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.74% (Liquidity Facility Bank of America NA) (a)(d)	3,400	3,400
Series PT 2446, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,480	5,480
Series PZ 60, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,325	2,325
Chicago Gas Supply Rev. Participating VRDN Series MT 201, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,000	6,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 3.79% (Liquidity Facility Citibank NA, New York) (a)(d)	2,500	2,500
Series PT 2360, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,515	5,515
Series PT 2361, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,740	1,740
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig. Participating VRDN: - continued
Series PT 3526, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 10,390	$ 10,390
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Floaters 06 48, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	10,800	10,800
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series GS 06 30, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	9,190	9,190
Series MS 1284, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,200	5,200
Chicago Sales Tax Rev. 3.68% (FGIC Insured), VRDN (a)	3,510	3,510
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	18,785	18,785
Series Merlots 97 V, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,285	1,285
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	1,200	1,200
Series PA 591, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,305	5,305
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,745	9,745
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	6,390	6,390
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 3.91%, LOC Allied Irish Banks PLC, VRDN (a)	1,000	1,000
(Palos Cmnty. Hosp. Proj.) 3.69% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,000	5,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 03 60 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	4,690	4,690
Series PA 896R, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,135	4,135
(ACI Cultural Pooled Fing. Prog.) 3.72%, LOC JPMorgan Chase Bank, VRDN (a)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
Participating VRDN Series PT 3029, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 7,800	$ 7,800
(Illinois College Proj.) 3.66%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,000	10,000
(Mercy Alliance, Inc. Proj.) 3.66%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	7,000	7,000
Illinois Gen. Oblig.:
Bonds Series ROC II R4536, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(d)(e)	5,415	5,415
Participating VRDN:
Series MACN 06 L, 3.68% (Liquidity Facility Bank of America NA) (a)(d)	1,745	1,745
Series MS 98 143, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	1,500	1,500
Series PT 1882, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,390	4,390
Series PT 2131, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,700	7,700
Series Putters 133, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	4,335	4,335
Series Putters 409, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,765	5,765
Series Putters 679, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,925	2,925
Illinois Health Facilities Auth. Rev. (Rehabilitation Inst. of Chicago Proj.) Series 1997, 3.68%, LOC Bank of America NA, VRDN (a)	13,800	13,800
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,325	6,325
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.72% (Liquidity Facility Bank of America NA) (a)(d)	2,000	2,000
Series BA 04 A, 3.68% (Liquidity Facility Bank of America NA) (a)(d)	3,330	3,330
Series EGL 01 1306, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	1,600	1,600
Series Merlots 01 A86, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	6,120	6,120
Series Merlots 02 A24, 3.69% (Liquidity Facility Bank of New York, New York) (a)(d)	4,945	4,945
Series PT 2398, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series SGB 19, 3.68% (Liquidity Facility Societe Generale) (a)(d)	$ 1,000	$ 1,000
Illinois Sales Tax Rev. Participating VRDN:
Series DB 165, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(d)	10,600	10,600
Series PT 1929, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,960	3,960
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series Putters 1354, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,700	6,700
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,240	3,240
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 4.04%, LOC Lasalle Bank NA, VRDN (a)	3,375	3,375
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1362, 3.71% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,600	2,600
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series GS 06 9Z, 3.71% (a)(d)	12,565	12,565
Series PA 1058, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,350	1,350
Series TOC 06 Z8, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	6,325	6,325
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Participating VRDN Series MS 06 1393, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	4,450	4,450
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 6, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,880	3,880
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314, 3.7% (Liquidity Facility Deutsche Postbank Ag) (a)(d)	7,700	7,700
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series Merlots 01 A105, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,060	3,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN: - continued
Series PT 2620, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 5,180	$ 5,180
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,565	2,565
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,000	9,000
Series PZ 81, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.76%, LOC JPMorgan Chase Bank, VRDN (a)	2,740	2,740
		343,736
Indiana - 3.1%
Aurora School Bldg. Corp. Participating VRDN Series PT 2456, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,340	10,340
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,100	5,100
Ctr. Grove School Bldg. Corp. Bonds Series Putters 727, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,735	6,735
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,140	2,140
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,515	5,515
Indiana Bond Bank Participating VRDN Series ROC II R2079, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,415	2,415
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 3.67%, LOC JPMorgan Chase Bank, VRDN (a)	7,675	7,675
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6072, 3.68% (Liquidity Facility Citibank NA) (a)(d)	5,295	5,295
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(d)	6,340	6,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Participating VRDN: - continued
Series Merlots B21, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 4,135	$ 4,135
Series MS 853, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	2,000	2,000
Series PT 2189, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,960	2,960
Series PT 2296, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,290	5,290
Indianapolis Thermal Energy Sys. Bonds Series Putters 700, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	6,555	6,555
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.69% (Liquidity Facility Bank of New York, New York) (a)(d)	6,590	6,590
Merrillville Multi-School Bldg. Corp. Participating VRDN Series Putters 922, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,920	9,920
Mount Vernon of Hancock County Multi-School Corp. Participating VRDN Series DB 137, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(d)	4,030	4,030
North Daviess School Bldg. Corp. Bonds Series ROC II R2203, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(d)(e)	6,600	6,600
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,805	9,805
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3.83%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,000	6,000
		115,440
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,330	3,330
Kansas - 1.0%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.) Series 1985 C2, 3.68% tender 9/5/06 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	8,200	8,200
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 3.67% (Liquidity Facility Societe Generale) (a)(d)	3,000	3,000
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender 2/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	19,695	19,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	$ 3,015	$ 3,015
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,490	3,490
		37,400
Kentucky - 0.7%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 3.56% tender 8/2/06, LOC Fifth Third Bank, Cincinnati, CP mode	11,700	11,700
Kentucky Econ. Dev. Fin. Auth. Hosp. (Baptist Health Care Proj.) Series B, 3.7% (MBIA Insured), VRDN (a)	5,000	5,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.67% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,540	9,540
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.77% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,300	1,300
		27,540
Louisiana - 1.3%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	12,010	12,010
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series MS 06 1307, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	11,700	11,700
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 3035, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,780	5,780
Louisiana Gen. Oblig. Participating VRDN Series MT 190, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	6,275	6,275
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN Series Putters 1349, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,335	6,335
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 91, 3.73% tender 9/12/06, CP mode	8,400	8,400
		50,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 3,000	$ 3,000
Series Putters 546, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,845	2,845
		5,845
Maryland - 1.2%
Baltimore County Gen. Oblig. Series 1995, 3.51% 8/1/06, CP	4,550	4,550
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3.92% tender 8/2/06, LOC Wachovia Bank NA, CP mode	5,500	5,500
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series MS 06 1310, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	7,600	7,600
Series A, 3.45% 9/7/06 (Liquidity Facility Bank of America NA), CP	15,000	15,000
Prince George's County Rev. (Collington Episcopal Proj.) Series A, 3.67%, LOC Lasalle Bank NA, VRDN (a)	10,000	10,000
		45,950
Michigan - 3.5%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.69%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	9,000	9,000
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
Series Merlots 01 A103, 3.69% (Liquidity Facility Bank of New York, New York) (a)(d)	1,200	1,200
Series SGB 47, 3.68% (Liquidity Facility Societe Generale) (a)(d)	5,110	5,110
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series MS 1358, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,160	5,160
Series Putters 200, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,270	1,270
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem. Hosp.) Series 2005 B, 3.66%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent County Bldg. Auth. Participating VRDN Series PT 3243, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 5,905	$ 5,905
L'Anse Creuse Pub. Schools Participating VRDN Series Putters 927, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,470	5,470
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series MS 907, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	4,948	4,948
Series PT 2177, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,105	6,105
Series Stars 101, 3.67% (Liquidity Facility BNP Paribas SA) (a)(d)	1,680	1,680
(Facilities Prog.) Series 2005 IIA, 3.65%, LOC DEPFA BANK PLC, VRDN (a)	35,200	35,200
Michigan Gen. Oblig. Bonds Series 2005 C, 3.65% tender 10/16/06 (Liquidity Facility DEPFA BANK PLC), CP mode	2,700	2,700
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series PT 732, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 3.68%, LOC Lasalle Bank Midwest NA, VRDN (a)	800	800
3.68%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,500	11,500
(Henry Ford Health Sys. Proj.) Series B, 3.63%, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,745	6,745
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) 3.75%, VRDN (a)	7,300	7,300
		131,693
Minnesota - 0.9%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	6,820	6,820
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,840	1,840
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	3,100	3,100
Series ROC II 99 4, 3.68% (Liquidity Facility Citibank NA) (a)(d)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus College Proj.) 3.67%, LOC Allied Irish Banks PLC, VRDN (a)	7,600	7,600
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.69%, LOC Fannie Mae, VRDN (a)	2,350	2,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.68% (Liquidity Facility Citibank NA) (a)(d)	$ 5,115	$ 5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.68% (Liquidity Facility Citibank NA) (a)(d)	7,080	7,080
		35,655
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. Series A, 3.8% 3/19/07, LOC BNP Paribas SA, CP	15,000	15,000
Missouri - 0.6%
Howard Bend Levee District Participating VRDN Series PT 3338, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,520	5,520
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN:
Series Floaters 06 1433, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,310	5,310
Series PT 1843, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,805	6,805
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 3.73%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,800	3,800
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	2,700	2,700
		24,135
Nebraska - 0.3%
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	2,000	2,000
Series EGL 04 9 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	2,560	2,560
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series MS 1289, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,100	5,100
		9,660
Nevada - 1.4%
Clark County Gen. Oblig. Participating VRDN Series Putters 1309, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,650	5,650
Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 83, 3.67% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	8,310	8,310
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 4,165	$ 4,165
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,260	5,260
Series PT 3522, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,885	8,885
Series SGB 31, 3.67% (Liquidity Facility Societe Generale) (a)(d)	2,500	2,500
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,280	5,280
Reno Sales Tax Rev. Participating VRDN Series GS 06 5GZ, 3.73% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	14,040	14,040
		54,090
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 3.67%, LOC SunTrust Banks, Inc., VRDN (a)	7,745	7,745
New Jersey - 1.1%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	16,000	16,000
Series PA 614, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,825	3,825
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PZ 111, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,400	4,400
Series PZ 116, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,710	17,710
		41,935
New Mexico - 0.1%
New Mexico Fin. Auth. Rev. Participating VRDN Series PT 3133, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,545	3,545
New York - 2.2%
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1967, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,395	6,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 15 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	$ 25,175	$ 25,175
Series EGL 04 33 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	8,500	8,500
New York State Dorm. Auth. Revs. Participating VRDN Series PT 2646, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	19,940	19,940
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	1,460	1,460
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	3,760	3,760
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6024 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	13,690	13,690
Series PT 1092, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,450	2,450
		81,370
Non State Specific - 2.0%
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 015, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,000	10,000
Reset Optional Ctfs. Trust II-R Participating VRDN:
Series ROC II R8003MS, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(d)	10,470	10,470
Series ROC II R8006JD, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(d)	16,625	16,625
Series ROC II R8008FA, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,925	6,925
Series ROC II R8011MN, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(d)	9,810	9,810
Series ROC II R8014FA, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(d)	22,335	22,335
		76,165
North Carolina - 2.2%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, 3.63% (Liquidity Facility Wachovia Bank NA), VRDN (a)	13,575	13,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	$ 6,860	$ 6,860
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 3.68%, LOC Branch Banking & Trust Co., VRDN (a)	8,075	8,075
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.68%, LOC Branch Banking & Trust Co., VRDN (a)	5,790	5,790
(High Point Univ. Proj.) 3.68%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series MS 06 1338, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,040	5,040
Series MS 06 1339, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	7,825	7,825
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	7,255	7,255
North Carolina Gen. Oblig. Participating VRDN Series ROC II R 597, 3.68% (Liquidity Facility Citibank NA) (a)(d)	3,500	3,500
Univ. of North Carolina at Chapel Hill Rev.:
Participating VRDN Series EGL 05 3014 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	7,700	7,700
3.68% 9/12/06, CP	6,700	6,700
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 3.66% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,975	5,975
		82,295
Ohio - 2.0%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.66%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,770	3,770
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.73%, VRDN (a)	14,000	14,000
Subseries B3, 3.73%, VRDN (a)	2,100	2,100
Delaware Gen. Oblig. BAN 4.5% 12/14/06	7,100	7,128
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 3.8%, VRDN (a)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	12,530	12,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series EGL 7053020 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	$ 3,000	$ 3,000
(Pooled Fing. Prog.):
Series 2003 B, 3.66%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,000	5,000
Series 2004 B, 3.66%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,500	5,500
Series 2006 A, 3.66%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	8,000	8,000
(The College of Mount Saint Joseph Proj.) 3.67%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,060	3,060
Ohio State Univ. Gen. Receipts Rev. Bonds Series 2003 C, 3.68% tender 9/11/06, CP mode	6,500	6,500
		73,988
Oklahoma - 1.5%
Oklahoma Cap. Impt. Auth. Facilities Participating VRDN Series MS 1389, 3.68% (AMBAC Insured) (Liquidity Facility Morgan Stanley) (a)(d)	12,545	12,545
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 3.63%, LOC Bank of America NA, VRDN (a)	29,460	29,460
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.66% (AMBAC Insured), VRDN (a)	13,400	13,400
		55,405
Oregon - 1.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,500	6,500
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 3.65%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	31,300	31,300
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.8% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	4,300	4,300
Portland Swr. Sys. Rev. Participating VRDN Series PT 2435, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,960	5,960
Portland Urban Renewal & Redev. Participating VRDN Series PT 3287, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,495	7,495
		55,555
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 4.8%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series PT 762, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	$ 6,800	$ 6,800
Series Putters 1281, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	4,200	4,200
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,600	2,600
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.74%, VRDN (a)	5,600	5,600
(UPMC Health Sys. Proj.) Series 2002 C, 3.66%, LOC Comerica Bank, Detroit, VRDN (a)	2,695	2,695
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 3.66%, LOC Allied Irish Banks PLC, VRDN (a)	4,895	4,895
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,400	2,400
Middletown Area School District Gen. Oblig. 3.66% (FSA Insured), VRDN (a)	13,700	13,700
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Peco Energy Co. Proj.) Series 1994 A, 3.5% tender 8/17/06, LOC BNP Paribas SA, CP mode	5,000	5,000
(Gaudenzia Foundation, Inc. Prog.) 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,700	3,700
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.67%, LOC Unicredito Italiano Spa, VRDN (a)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,925	2,925
(King's College Proj.) Series 2001 H6, 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,800	4,800
(Messiah College Proj.) Series 2001 14, 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	900	900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 958, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	1,600	1,600
Series Putters 371Z, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,900	3,900
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04-9, 3.68%, tender 8/7/06 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	$ 5,330	$ 5,330
TRAN 4.5% 6/29/07	8,800	8,856
Philadelphia School District:
Bonds Series PT 2793, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France) (a)(d)(e)	6,990	6,990
Participating VRDN Series MT 135, 3.67% (Liquidity Facility DEPFA BANK PLC) (a)(d)	19,265	19,265
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series SG 158, 3.67% (Liquidity Facility Societe Generale) (a)(d)	8,000	8,000
Pittsburgh Gen. Oblig. Participating VRDN Series Putters 1367T, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,200	6,200
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,500	18,500
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5% 4/26/07	12,900	13,021
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Putters 1228, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,100	3,100
Wilkes Barre Gen. Oblig. Series 2004 B, 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	10,800	10,800
		180,177
South Carolina - 3.6%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,500	5,500
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 3.63% (Liquidity Facility Wachovia Bank NA), VRDN (a)	11,100	11,100
Series A, 3.63% (Liquidity Facility Bank of America NA), VRDN (a)	9,000	9,000
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series Floaters 43 TP, 3.68% (Liquidity Facility Wells Fargo & Co.) (a)(d)	9,615	9,615
Series MS 1291, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	14,495	14,495
Series PT 3393, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	15,945	15,945
Series Stars 131, 3.67% (Liquidity Facility BNP Paribas SA) (a)(d)	7,550	7,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 3,750	$ 3,750
Horry County School District Participating VRDN Series PT 2033, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,715	3,715
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.76%, VRDN (a)	2,700	2,700
South Carolina Gen. Oblig. School Facilities Participating VRDN Series PT 3245, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,085	5,085
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC Central Energy Plant Proj.) 3.63%, LOC Bank of America NA, VRDN (a)	14,800	14,800
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 3.68%, LOC Bank of America NA, VRDN (a)	7,300	7,300
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series Putters 1094, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,850	2,850
Participating VRDN Series PT 3460, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,005	10,005
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series PT 3186, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,320	7,320
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.92% tender 10/5/06, CP mode	3,200	3,200
		133,930
Tennessee - 2.2%
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 3.63%, LOC Bank of America NA, VRDN (a)	13,410	13,410
Knoxville Waste Wtr. Sys. Rev. Participating VRDN Series ROC II R 9010, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,510	5,510
Memphis Elec. Sys. Rev. Participating VRDN:
Series MS 1031, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,845	5,845
Series MS 976, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,698	5,698
Memphis Gen. Oblig. 3.65% 9/5/06 (Liquidity Facility WestLB AG), CP	12,100	12,100
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 1316, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,695	9,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 3.65%, LOC Freddie Mac, VRDN (a)	$ 17,029	$ 17,029
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 3.63%, LOC Bank of America NA, VRDN (a)	6,195	6,195
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,990	1,990
Sullivan County Health, Edl. & Hosp. Rev. Participating VRDN Series LB 06 F6, 3.75% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	5,400	5,400
		82,872
Texas - 18.1%
Aldine Independent School District Participating VRDN Series Putters 827, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,930	2,930
Arlington Spl. Oblig. Series B, 3.68% (MBIA Insured), VRDN (a)	5,800	5,800
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 1364, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	11,725	11,725
Austin Util. Sys. Rev. Series A, 3.51% 8/10/06, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,155	13,155
Bastrop Independent School District Participating VRDN Series ROC II R492, 3.68% (Liquidity Facility Citibank NA) (a)(d)	8,150	8,150
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.71%, LOC JPMorgan Chase Bank, VRDN (a)	1,300	1,300
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series Putters 517, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,995	5,995
Series TOC 05 Y, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	5,925	5,925
Boerne Independent School District Participating VRDN Series Putters 626, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,180	3,180
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.76%, VRDN (a)	2,600	2,600
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(d)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Corpus Christi Gen. Oblig. Participating VRDN Series PT 2105, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 4,840	$ 4,840
Corsicana Independent School District Participating VRDN Series DB 111, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(d)	5,090	5,090
Crowley Independent School District Participating VRDN Series PT 3039, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,100	7,100
Dallas Independent School District Participating VRDN:
Series PT 2210, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,300	7,300
Series ROC II R6069, 3.68% (Liquidity Facility Citibank NA) (a)(d)	3,475	3,475
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 3.68% (Liquidity Facility Societe Generale) (a)(d)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	4,015	4,015
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 3.68% (Liquidity Facility Societe Generale) (a)(d)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 3.68% (Liquidity Facility Societe Generale) (a)(d)	4,000	4,000
El Paso Gen. Oblig. Participating VRDN Series Putters 1042, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,605	3,605
Galena Park Independent School District Participating VRDN Series SG 154, 3.67% (Liquidity Facility Societe Generale) (a)(d)	11,065	11,065
Granbury Independent School District Participating VRDN Series SG 129, 3.67% (Liquidity Facility Societe Generale) (a)(d)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,700	2,700
Harris County Gen. Oblig.:
Participating VRDN:
Series MSTC 01 126 Class A, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	26,000	26,000
Series Putters 1099, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,800	2,800
Series Putters 505, 3.68% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(d)	10,580	10,580
Series C, 3.65% 8/15/06, CP	5,950	5,950
Series D-1, 3.65% 8/15/06, CP	2,170	2,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.7% (MBIA Insured), VRDN (a)	$ 3,300	$ 3,300
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.74%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	6,000	6,000
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,530	3,530
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	6,600	6,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.66%, LOC KBC Bank NV, VRDN (a)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	9,000	9,000
Series SG 03 161, 3.68% (Liquidity Facility Societe Generale) (a)(d)	7,700	7,700
Series SG 149, 3.68% (Liquidity Facility Societe Generale) (a)(d)	17,500	17,500
Houston Cmnty. College Sys. Rev.:
Bonds Series ROC II 2084, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(d)(e)	5,235	5,235
Participating VRDN Series Putters 380, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,470	5,470
Houston Gen. Oblig.:
Participating VRDN:
Series PT 3455, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,140	7,140
Series PT 969, 3.67% (Liquidity Facility DEPFA BANK PLC) (a)(d)	8,200	8,200
Series B, 3.53% 8/16/06, CP	5,000	5,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 3.67% (Liquidity Facility Societe Generale) (a)(d)	3,100	3,100
Houston Independent School District Participating VRDN Series DB 169, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(d)	3,375	3,375
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.74% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	1,500	1,500
Houston Util. Sys. Rev.:
Participating VRDN:
Series PT 2243, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,105	7,105
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series PT 3229, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 5,325	$ 5,325
Series Putters 527, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,140	3,140
Series A, 3.76% 10/2/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	5,000	5,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series GS 06 37TPZ, 3.7% (Liquidity Facility Wells Fargo & Co.) (a)(d)	6,000	6,000
Series Merlots 02 A16, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	2,285	2,285
Series SG 120, 3.67% (Liquidity Facility Societe Generale) (a)(d)	7,100	7,100
Hunt Memorial Hosp. District Rev. Series 1998, 3.7% (FSA Insured), VRDN (a)	4,460	4,460
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN:
Series MS 1082, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,743	5,743
Series PT 1818, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,240	4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	1,995	1,995
Midlothian Independent School District Participating VRDN Series PT 3081, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,735	5,735
Montgomery County Muni. Util. District #46 Participating VRDN Series Putters 548, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	1,710	1,710
New Caney Independent School District Participating VRDN Series MS 1286, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	9,540	9,540
North East Texas Independent School District Participating VRDN Series MS 06 1333, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,760	5,760
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series MS 06 1376, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	7,775	7,775
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 3.67% (Liquidity Facility Societe Generale) (a)(d)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Participating VRDN Series PT 2329, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 4,640	$ 4,640
Nueces River Auth. Wtr. Supply Rev. Participating VRDN Series PT 3190, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,730	5,730
Pearland Independent School District Participating VRDN Series SG 106, 3.67% (Liquidity Facility Societe Generale) (a)(d)	500	500
Plano Independent School District Participating VRDN Series SGA 128, 3.68% (Liquidity Facility Societe Generale) (a)(d)	1,680	1,680
Port Houston Auth. Harris County Participating VRDN Series PT 3531, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	11,330	11,330
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.68% (Liquidity Facility Societe Generale) (a)(d)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.68% (Liquidity Facility Societe Generale) (a)(d)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,595	6,595
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series MS 00 469, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	9,995	9,995
Series SG 101, 3.67% (Liquidity Facility Societe Generale) (a)(d)	2,700	2,700
Series SG 104, 3.67% (Liquidity Facility Societe Generale) (a)(d)	12,250	12,250
Series SG 105, 3.67% (Liquidity Facility Societe Generale) (a)(d)	11,700	11,700
3.7% (Liquidity Facility Bank of America NA), VRDN (a)	20,275	20,275
San Antonio Gen. Oblig. Participating VRDN Series Stars 150, 3.67% (Liquidity Facility BNP Paribas SA) (a)(d)	5,850	5,850
San Antonio Independent School District Bonds Series AAB 01 28, 3.69%, tender 8/7/06 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	1,400	1,400
San Antonio Muni. Drainage Util. Sys. Rev. Participating VRDN Series ROC II R553, 3.68% (Liquidity Facility Citibank NA) (a)(d)	5,200	5,200
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 5,805	$ 5,805
Series ROC II R2222, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	4,150	4,150
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 3.68%, LOC Bank of America NA, VRDN (a)	2,700	2,700
Sunnyvale School District Participating VRDN Series Putters 619, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,575	5,575
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 3428, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,365	10,365
Series PT 976, 3.67% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	7,995	7,995
Texarkana Participating VRDN Series PT 3144, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,405	6,405
Texas A&M Univ. Rev. Bonds Series Putters 945, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,445	1,445
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 3.6% 8/4/06, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	20,000	20,000
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	4,800	4,800
Series LB 05 K15, 3.73% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	8,000	8,000
Series MACN 05 I, 3.68% (Liquidity Facility Bank of America NA) (a)(d)	4,695	4,695
Series PT 3018, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,500	5,500
Series PT 3489, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,800	6,800
Series Putters 1024, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,955	8,955
TRAN 4.5% 8/31/06	53,800	53,857
Texas Pub. Fin. Auth. Rev. Series 2003, 3.6% 9/8/06, CP	13,000	13,000
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 1331, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,010	3,010
Trinity River Auth. Rev.:
Bonds Series Putters 1077, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	3,460	3,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Trinity River Auth. Rev.: - continued
Participating VRDN Series Putters 1058, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	$ 5,125	$ 5,125
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	4,045	4,045
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 3.7% (Liquidity Facility Societe Generale) (a)(d)	10,000	10,000
Univ. of Texas Univ. Revs. Participating VRDN Series Stars 152, 3.67% (Liquidity Facility BNP Paribas SA) (a)(d)	7,210	7,210
		678,680
Utah - 1.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	2,774	2,774
Series MS 175, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	16,495	16,495
Saint George Elec. Rev. Participating VRDN Series Putters 917, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,600	5,600
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,280	6,280
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,140	5,140
		36,289
Virginia - 1.6%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.73% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	1,300	1,300
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 3.64%, LOC SunTrust Banks, Inc., VRDN (a)	8,100	8,100
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
3.82% tender 8/17/06, CP mode	1,000	1,000
3.85% tender 8/23/06, CP mode	4,000	4,000
3.85% tender 8/29/06, CP mode	4,000	4,000
3.85% tender 8/31/06, CP mode	2,000	2,000
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 3.7%, VRDN (a)	25,575	25,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1303, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 10,000	$ 10,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	2,300	2,300
		58,275
Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	7,900	7,900
Series PT 734, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	7,000	7,000
Series ROC II R152, 3.68% (Liquidity Facility Citibank NA) (a)(d)	2,230	2,230
Series ROC II R3012, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	9,715	9,715
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,290	5,290
King County Rural Library District Participating VRDN Series Putters 1015, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,645	5,645
King County School District #401 Highline Pub. Schools Bonds Series Putters 526, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,965	2,965
King County Swr. Rev. Participating VRDN Series MS 01 554, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,000	5,000
Lewis County Pub. Util. District #1 Participating VRDN Series ROC RR II R4026, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,330	6,330
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	4,950	4,950
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R2041, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	3,940	3,940
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 3.65%, LOC Bank of America NA, VRDN (a)	11,000	11,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,860	3,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 1199, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 3,625	$ 3,625
Series Putters 1296, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,695	1,695
Series Putters 509, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,470	5,470
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series A, 3.65%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,735	9,735
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.68%, LOC Bank of America NA, VRDN (a)	2,200	2,200
		108,345
West Virginia - 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 3.84%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	3,950	3,950
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,385	2,385
Series ROC II R4067, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	4,680	4,680
		11,015
Wisconsin - 2.0%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,130	3,130
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,725	6,725
Milwaukee County Gen. Oblig. RAN Series M6, 5.5% 9/7/06	10,000	10,019
Wisconsin Gen. Oblig. Participating VRDN Series PT 967, 3.67% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 917, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	13,190	13,190
Series Putters 399, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,245	3,245
(Nat'l. Regency of New Berlin, Inc. Proj.) 3.73%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.) Series B, 3.64%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 9,000	$ 9,000
Series B, 3.67%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	8,000	8,000
3.67%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	5,500	5,500
		73,734
	Shares
Other - 3.1%
Fidelity Tax-Free Cash Central Fund, 3.64% (b)(c)	115,469,600	115,470
TOTAL INVESTMENT PORTFOLIO - 95.5% (Cost $3,577,360)		3,577,360
NET OTHER ASSETS - 4.5%		169,762
NET ASSETS - 100%		$ 3,747,122
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $104,145,000 or 2.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Atlanta Dev. Auth. Student Hsg. Rev. Bonds Series Putters 145, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	11/17/05 - 3/16/06	$ 9,505
Ctr. Grove School Bldg. Corp. Bonds Series Putters 727, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	12/2/05 - 3/16/06	$ 6,735
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA)	11/16/05	$ 16,150
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.)	1/20/06	$ 6,600
Security	Acquisition Date	Cost (000s)
Houston Cmnty. College Sys. Rev. Bonds Series ROC II 2084, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	1/21/04 - 3/8/06	$ 5,235
Illinois Gen. Oblig. Bonds Series ROC II R4536, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	3/8/06	$ 5,415
Indianapolis Thermal Energy Sys. Bonds Series Putters 700, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	1/27/05 - 3/16/06	$ 6,555
King County School District #401 Highline Pub. Schools Bonds Series Putters 526, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	12/1/04	$ 2,965
North Daviess School Bldg. Corp. Bonds Series ROC II R2203, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	5/11/05	$ 6,600
Security	Acquisition Date	Cost (000s)
Philadelphia School District Bonds Series PT 2793, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France)	6/29/05	$ 6,990
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Bonds Series ROC II R1003, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	9/25/02	$ 3,945
South Carolina Pub. Svc. Auth. Rev. Bonds Series Putters 1094, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	10/5/05	$ 2,850
Texas A&M Univ. Rev. Bonds Series Putters 945, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	9/29/05	$ 1,445
Trinity River Auth. Rev. Bonds Series Putters 1077, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	11/14/05	$ 3,460
Security	Acquisition Date	Cost (000s)
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender 2/1/07 (Liquidity Facility Landesbank Hessen-Thuringen)	11/10/05 - 2/1/06	$ 19,695
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 2,107
Income Tax Information
At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,577,360,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Money Market Fund

July 31, 2006

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

FTF-QTLY-0906

1.834742.100

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.5%
	Principal Amount (000s)	Value (000s)
Alabama - 1.8%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	$ 6,600	$ 6,600
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	10,000	10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	2,425	2,425
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.69%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	200	200
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series EGL 02 6009 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	4,100	4,100
Health Care Auth. for Baptist Health Series 2006 C, 3.65%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	9,400	9,400
Jefferson County Ltd. Oblig. School Warrants Series B, 3.67% (AMBAC Insured), VRDN (a)	17,000	17,000
Jefferson County Swr. Rev. Series 2003 B7, 3.66% (XL Cap. Assurance, Inc. Insured), VRDN (a)	15,000	15,000
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
		67,225
Alaska - 0.8%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,635	4,635
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,770	5,770
Anchorage Gen. Oblig. Participating VRDN Series PT 2655, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,790	5,790
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 3.67% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,400	12,400
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,105	3,105
		31,700
Arizona - 1.8%
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Putters 2404, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,870	2,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 3,000	$ 3,000
Series ROC II R174, 3.68% (Liquidity Facility Citibank NA) (a)(d)	1,295	1,295
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series MACN 05 L, 3.68% (Liquidity Facility Bank of America NA) (a)(d)	2,575	2,575
Series PA 1373, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,750	8,750
Series Putters 1374, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,760	6,760
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,200	1,200
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 3.68%, LOC Branch Banking & Trust Co., VRDN (a)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series ROC II R1003, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(d)(e)	3,945	3,945
Participating VRDN:
Series EGL 06 14 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	7,600	7,600
Series EGL 06 22 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	12,070	12,070
Series MS 04 1227, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	1,900	1,900
Series PT 1512, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,000	1,000
Series SG 03 160, 3.67% (Liquidity Facility Societe Generale) (a)(d)	3,600	3,600
Series 1997 B, 3.7% 9/8/06, CP	3,150	3,150
		67,115
California - 0.9%
California Gen. Oblig. Participating VRDN Series Putters 132, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,485	2,485
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 3.83%, LOC Societe Generale, VRDN (a)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Participating VRDN Series Putters 487, 3.67% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(d)	$ 12,730	$ 12,730
Sacramento Muni. Util. District Fing. Auth. Rev. Participating VRDN Series PT 3360, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,635	15,635
		33,950
Colorado - 3.4%
Adams County Rev. Participating VRDN Series MS 1260, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	14,000	14,000
Colorado Ed. Ln. Prog. TRAN:
Series B, 6.25% 8/7/06	19,500	19,508
4% 8/7/06	11,000	11,001
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	2,300	2,300
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	19,850	19,850
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.8%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Colorado Hsg. & Fin. Auth. Bonds Series A5 Class 1, 3.43% 1/3/07	11,500	11,500
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 3.68% (Liquidity Facility Societe Generale) (a)(d)	6,800	6,800
Colorado State Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,655	5,655
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.74% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	4,545	4,545
Series PZ 112, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	12,545	12,545
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,790	2,790
Larimer Weld & Boulder Counties Participating VRDN Series PT 3317, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,225	4,225
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	1,990	1,990
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.68%, VRDN (a)	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 3,870	$ 3,870
Series Putters 862, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,010	5,010
		127,889
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.91%, VRDN (a)	3,500	3,500
Series 1999 A, 3.85%, VRDN (a)	3,000	3,000
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.66%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,570	3,570
		10,070
District Of Columbia - 1.1%
District of Columbia Gen. Oblig.:
Participating VRDN Series PT 2440, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,865	1,865
TRAN 4% 9/29/06	25,700	25,729
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 3.74% (AMBAC Insured), VRDN (a)	3,575	3,575
(American Psychological Assoc. Proj.) 3.68%, LOC Bank of America NA, VRDN (a)	1,200	1,200
(Defenders of Wildlife Proj.) 3.68%, LOC Bank of America NA, VRDN (a)	2,600	2,600
(Saint Patrick's Episcopal Proj.) 3.64%, LOC SunTrust Banks, Inc., VRDN (a)	6,600	6,600
		41,569
Florida - 6.8%
Broward County Arpt. Sys. Rev. Participating VRDN Series PT 2415, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,260	5,260
Duval County School Board Ctfs. of Prtn. Participating VRDN Series MS 1246, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	6,130	6,130
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	13,000	13,000
Series EGL 01 905, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	10,200	10,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2036, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 8,100	$ 8,100
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series ROC II R482, 3.68% (Liquidity Facility Citibank NA) (a)(d)	9,740	9,740
Series SGB 06 63, 3.68% (Liquidity Facility Societe Generale) (a)(d)	10,800	10,800
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 3400, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,765	6,765
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	16,150	16,150
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.68% (Liquidity Facility Societe Generale) (a)(d)	2,910	2,910
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series Putters 1405, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,620	8,620
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.66%, VRDN (a)	2,700	2,700
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Goodwill Inds.-Suncoast Proj.) Series 2001, 3.64%, LOC SunTrust Banks, Inc., VRDN (a)	10,500	10,500
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.75%, LOC Wachovia Bank NA, VRDN (a)	2,700	2,700
Jacksonville Elec. Auth. Rev. Participating VRDN Series MS 98 127, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	1,995	1,995
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.68% (Liquidity Facility Citibank NA) (a)(d)	1,695	1,695
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 3.73%, VRDN (a)	12,050	12,050
North Broward Hosp. District Series B, 3.63% (CIFG North America Insured), VRDN (a)	20,300	20,300
Orange County Health Facilities Auth. Rev. Participating VRDN Series MT 237, 3.67% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	23,000	23,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,485	5,485
Palm Beach County Rev.:
(Planned Parenthood Proj.) 3.66%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Zoological Society of Palm Beach Proj.) 3.71%, LOC Northern Trust Co., Chicago, VRDN (a)	$ 3,900	$ 3,900
Santa Rosa County School Board Ctfs. of Prtn. Participating VRDN Series Putters 1293Z, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,245	5,245
Sunshine State Govt. Fing. Commission Rev.:
Series A, 3.51% 8/2/06 (AMBAC Insured) (FGIC Insured), CP	15,300	15,300
Series D, 3.51% 8/2/06 (FGIC Insured) (CIFG North America Insured) (AMBAC Insured), CP	6,600	6,600
Series I, 3.51% 8/2/06 (CIFG North America Insured) (AMBAC Insured), CP	12,800	12,800
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,000	2,000
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 3.7% (Liquidity Facility Societe Generale) (a)(d)	2,000	2,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 3.7%, LOC Wachovia Bank NA, VRDN (a)	2,200	2,200
Volusia County Tourist Dev. Tax Rev. Participating VRDN Series MS 979, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	22,488	22,488
		253,333
Georgia - 2.1%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	5,200	5,200
Atlanta Dev. Auth. Student Hsg. Rev. Bonds Series Putters 145, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,505	9,505
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Putters 513, 3.68% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(d)	9,965	9,965
Series SGA 145, 3.68% (Liquidity Facility Societe Generale) (a)(d)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 3.68% (Liquidity Facility Societe Generale) (a)(d)	7,000	7,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Proj.) Series 1998 B, 3.53% tender 8/15/06 (AMBAC Insured) (Liquidity Facility Rabobank Nederland Coop. Central), CP mode	3,000	3,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 3.71%, LOC Gen. Elec. Cap. Corp., VRDN (a)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Dev. Auth. Rev. (Marist School, Inc. Proj.) Series 1999, 3.64%, LOC SunTrust Banks, Inc., VRDN (a)	$ 9,000	$ 9,000
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 3.68%, LOC Branch Banking & Trust Co., VRDN (a)	5,000	5,000
Fulton County Wtr. & Swr. Rev. Participating VRDN:
Series EGL 720050005 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	4,295	4,295
Series Solar 06 51, 3.67% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,300	4,300
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,900	5,900
Metropolitan Atlanta Rapid Transit:
Series 2004 A, 3.6% 9/7/06, LOC Dexia Cr. Local de France, CP	1,500	1,500
Series 2004 B, 3.51% 8/10/06, LOC Dexia Cr. Local de France, CP	1,800	1,800
		79,465
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN Series PT 2301, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,280	3,280
Honolulu City & County Gen. Oblig. Participating VRDN Series EGL 7050052 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	5,000	5,000
		8,280
Illinois - 9.2%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.74% (Liquidity Facility Bank of America NA) (a)(d)	3,400	3,400
Series PT 2446, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,480	5,480
Series PZ 60, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,325	2,325
Chicago Gas Supply Rev. Participating VRDN Series MT 201, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,000	6,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 3.79% (Liquidity Facility Citibank NA, New York) (a)(d)	2,500	2,500
Series PT 2360, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,515	5,515
Series PT 2361, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,740	1,740
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig. Participating VRDN: - continued
Series PT 3526, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 10,390	$ 10,390
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Floaters 06 48, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	10,800	10,800
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series GS 06 30, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	9,190	9,190
Series MS 1284, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,200	5,200
Chicago Sales Tax Rev. 3.68% (FGIC Insured), VRDN (a)	3,510	3,510
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	18,785	18,785
Series Merlots 97 V, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,285	1,285
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	1,200	1,200
Series PA 591, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,305	5,305
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,745	9,745
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	6,390	6,390
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 3.91%, LOC Allied Irish Banks PLC, VRDN (a)	1,000	1,000
(Palos Cmnty. Hosp. Proj.) 3.69% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,000	5,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 03 60 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	4,690	4,690
Series PA 896R, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,135	4,135
(ACI Cultural Pooled Fing. Prog.) 3.72%, LOC JPMorgan Chase Bank, VRDN (a)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
Participating VRDN Series PT 3029, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 7,800	$ 7,800
(Illinois College Proj.) 3.66%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,000	10,000
(Mercy Alliance, Inc. Proj.) 3.66%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	7,000	7,000
Illinois Gen. Oblig.:
Bonds Series ROC II R4536, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(d)(e)	5,415	5,415
Participating VRDN:
Series MACN 06 L, 3.68% (Liquidity Facility Bank of America NA) (a)(d)	1,745	1,745
Series MS 98 143, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	1,500	1,500
Series PT 1882, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,390	4,390
Series PT 2131, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,700	7,700
Series Putters 133, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	4,335	4,335
Series Putters 409, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,765	5,765
Series Putters 679, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,925	2,925
Illinois Health Facilities Auth. Rev. (Rehabilitation Inst. of Chicago Proj.) Series 1997, 3.68%, LOC Bank of America NA, VRDN (a)	13,800	13,800
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,325	6,325
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.72% (Liquidity Facility Bank of America NA) (a)(d)	2,000	2,000
Series BA 04 A, 3.68% (Liquidity Facility Bank of America NA) (a)(d)	3,330	3,330
Series EGL 01 1306, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	1,600	1,600
Series Merlots 01 A86, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	6,120	6,120
Series Merlots 02 A24, 3.69% (Liquidity Facility Bank of New York, New York) (a)(d)	4,945	4,945
Series PT 2398, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series SGB 19, 3.68% (Liquidity Facility Societe Generale) (a)(d)	$ 1,000	$ 1,000
Illinois Sales Tax Rev. Participating VRDN:
Series DB 165, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(d)	10,600	10,600
Series PT 1929, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,960	3,960
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series Putters 1354, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,700	6,700
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,240	3,240
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 4.04%, LOC Lasalle Bank NA, VRDN (a)	3,375	3,375
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1362, 3.71% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,600	2,600
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series GS 06 9Z, 3.71% (a)(d)	12,565	12,565
Series PA 1058, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,350	1,350
Series TOC 06 Z8, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	6,325	6,325
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Participating VRDN Series MS 06 1393, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	4,450	4,450
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 6, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,880	3,880
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314, 3.7% (Liquidity Facility Deutsche Postbank Ag) (a)(d)	7,700	7,700
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series Merlots 01 A105, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,060	3,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN: - continued
Series PT 2620, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 5,180	$ 5,180
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,565	2,565
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,000	9,000
Series PZ 81, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.76%, LOC JPMorgan Chase Bank, VRDN (a)	2,740	2,740
		343,736
Indiana - 3.1%
Aurora School Bldg. Corp. Participating VRDN Series PT 2456, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,340	10,340
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,100	5,100
Ctr. Grove School Bldg. Corp. Bonds Series Putters 727, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,735	6,735
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,140	2,140
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,515	5,515
Indiana Bond Bank Participating VRDN Series ROC II R2079, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,415	2,415
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 3.67%, LOC JPMorgan Chase Bank, VRDN (a)	7,675	7,675
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6072, 3.68% (Liquidity Facility Citibank NA) (a)(d)	5,295	5,295
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(d)	6,340	6,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Participating VRDN: - continued
Series Merlots B21, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 4,135	$ 4,135
Series MS 853, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	2,000	2,000
Series PT 2189, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,960	2,960
Series PT 2296, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,290	5,290
Indianapolis Thermal Energy Sys. Bonds Series Putters 700, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	6,555	6,555
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.69% (Liquidity Facility Bank of New York, New York) (a)(d)	6,590	6,590
Merrillville Multi-School Bldg. Corp. Participating VRDN Series Putters 922, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,920	9,920
Mount Vernon of Hancock County Multi-School Corp. Participating VRDN Series DB 137, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(d)	4,030	4,030
North Daviess School Bldg. Corp. Bonds Series ROC II R2203, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(d)(e)	6,600	6,600
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,805	9,805
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3.83%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,000	6,000
		115,440
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,330	3,330
Kansas - 1.0%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.) Series 1985 C2, 3.68% tender 9/5/06 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	8,200	8,200
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 3.67% (Liquidity Facility Societe Generale) (a)(d)	3,000	3,000
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender 2/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	19,695	19,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	$ 3,015	$ 3,015
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,490	3,490
		37,400
Kentucky - 0.7%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 3.56% tender 8/2/06, LOC Fifth Third Bank, Cincinnati, CP mode	11,700	11,700
Kentucky Econ. Dev. Fin. Auth. Hosp. (Baptist Health Care Proj.) Series B, 3.7% (MBIA Insured), VRDN (a)	5,000	5,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.67% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,540	9,540
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.77% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,300	1,300
		27,540
Louisiana - 1.3%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	12,010	12,010
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series MS 06 1307, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	11,700	11,700
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 3035, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,780	5,780
Louisiana Gen. Oblig. Participating VRDN Series MT 190, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	6,275	6,275
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN Series Putters 1349, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,335	6,335
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 91, 3.73% tender 9/12/06, CP mode	8,400	8,400
		50,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 3,000	$ 3,000
Series Putters 546, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,845	2,845
		5,845
Maryland - 1.2%
Baltimore County Gen. Oblig. Series 1995, 3.51% 8/1/06, CP	4,550	4,550
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3.92% tender 8/2/06, LOC Wachovia Bank NA, CP mode	5,500	5,500
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series MS 06 1310, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	7,600	7,600
Series A, 3.45% 9/7/06 (Liquidity Facility Bank of America NA), CP	15,000	15,000
Prince George's County Rev. (Collington Episcopal Proj.) Series A, 3.67%, LOC Lasalle Bank NA, VRDN (a)	10,000	10,000
		45,950
Michigan - 3.5%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.69%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	9,000	9,000
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
Series Merlots 01 A103, 3.69% (Liquidity Facility Bank of New York, New York) (a)(d)	1,200	1,200
Series SGB 47, 3.68% (Liquidity Facility Societe Generale) (a)(d)	5,110	5,110
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series MS 1358, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,160	5,160
Series Putters 200, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,270	1,270
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem. Hosp.) Series 2005 B, 3.66%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent County Bldg. Auth. Participating VRDN Series PT 3243, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 5,905	$ 5,905
L'Anse Creuse Pub. Schools Participating VRDN Series Putters 927, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,470	5,470
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series MS 907, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	4,948	4,948
Series PT 2177, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,105	6,105
Series Stars 101, 3.67% (Liquidity Facility BNP Paribas SA) (a)(d)	1,680	1,680
(Facilities Prog.) Series 2005 IIA, 3.65%, LOC DEPFA BANK PLC, VRDN (a)	35,200	35,200
Michigan Gen. Oblig. Bonds Series 2005 C, 3.65% tender 10/16/06 (Liquidity Facility DEPFA BANK PLC), CP mode	2,700	2,700
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series PT 732, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 3.68%, LOC Lasalle Bank Midwest NA, VRDN (a)	800	800
3.68%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,500	11,500
(Henry Ford Health Sys. Proj.) Series B, 3.63%, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,745	6,745
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) 3.75%, VRDN (a)	7,300	7,300
		131,693
Minnesota - 0.9%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	6,820	6,820
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,840	1,840
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	3,100	3,100
Series ROC II 99 4, 3.68% (Liquidity Facility Citibank NA) (a)(d)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus College Proj.) 3.67%, LOC Allied Irish Banks PLC, VRDN (a)	7,600	7,600
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.69%, LOC Fannie Mae, VRDN (a)	2,350	2,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.68% (Liquidity Facility Citibank NA) (a)(d)	$ 5,115	$ 5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.68% (Liquidity Facility Citibank NA) (a)(d)	7,080	7,080
		35,655
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. Series A, 3.8% 3/19/07, LOC BNP Paribas SA, CP	15,000	15,000
Missouri - 0.6%
Howard Bend Levee District Participating VRDN Series PT 3338, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,520	5,520
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN:
Series Floaters 06 1433, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,310	5,310
Series PT 1843, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,805	6,805
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 3.73%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,800	3,800
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	2,700	2,700
		24,135
Nebraska - 0.3%
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	2,000	2,000
Series EGL 04 9 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	2,560	2,560
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series MS 1289, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,100	5,100
		9,660
Nevada - 1.4%
Clark County Gen. Oblig. Participating VRDN Series Putters 1309, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,650	5,650
Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 83, 3.67% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	8,310	8,310
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 4,165	$ 4,165
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,260	5,260
Series PT 3522, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,885	8,885
Series SGB 31, 3.67% (Liquidity Facility Societe Generale) (a)(d)	2,500	2,500
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,280	5,280
Reno Sales Tax Rev. Participating VRDN Series GS 06 5GZ, 3.73% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	14,040	14,040
		54,090
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 3.67%, LOC SunTrust Banks, Inc., VRDN (a)	7,745	7,745
New Jersey - 1.1%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	16,000	16,000
Series PA 614, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,825	3,825
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PZ 111, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,400	4,400
Series PZ 116, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,710	17,710
		41,935
New Mexico - 0.1%
New Mexico Fin. Auth. Rev. Participating VRDN Series PT 3133, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,545	3,545
New York - 2.2%
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1967, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,395	6,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 15 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	$ 25,175	$ 25,175
Series EGL 04 33 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	8,500	8,500
New York State Dorm. Auth. Revs. Participating VRDN Series PT 2646, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	19,940	19,940
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	1,460	1,460
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	3,760	3,760
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6024 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	13,690	13,690
Series PT 1092, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,450	2,450
		81,370
Non State Specific - 2.0%
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 015, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,000	10,000
Reset Optional Ctfs. Trust II-R Participating VRDN:
Series ROC II R8003MS, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(d)	10,470	10,470
Series ROC II R8006JD, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(d)	16,625	16,625
Series ROC II R8008FA, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,925	6,925
Series ROC II R8011MN, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(d)	9,810	9,810
Series ROC II R8014FA, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(d)	22,335	22,335
		76,165
North Carolina - 2.2%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, 3.63% (Liquidity Facility Wachovia Bank NA), VRDN (a)	13,575	13,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	$ 6,860	$ 6,860
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 3.68%, LOC Branch Banking & Trust Co., VRDN (a)	8,075	8,075
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.68%, LOC Branch Banking & Trust Co., VRDN (a)	5,790	5,790
(High Point Univ. Proj.) 3.68%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series MS 06 1338, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,040	5,040
Series MS 06 1339, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	7,825	7,825
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	7,255	7,255
North Carolina Gen. Oblig. Participating VRDN Series ROC II R 597, 3.68% (Liquidity Facility Citibank NA) (a)(d)	3,500	3,500
Univ. of North Carolina at Chapel Hill Rev.:
Participating VRDN Series EGL 05 3014 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	7,700	7,700
3.68% 9/12/06, CP	6,700	6,700
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 3.66% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,975	5,975
		82,295
Ohio - 2.0%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.66%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,770	3,770
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.73%, VRDN (a)	14,000	14,000
Subseries B3, 3.73%, VRDN (a)	2,100	2,100
Delaware Gen. Oblig. BAN 4.5% 12/14/06	7,100	7,128
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 3.8%, VRDN (a)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	12,530	12,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series EGL 7053020 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	$ 3,000	$ 3,000
(Pooled Fing. Prog.):
Series 2003 B, 3.66%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,000	5,000
Series 2004 B, 3.66%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,500	5,500
Series 2006 A, 3.66%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	8,000	8,000
(The College of Mount Saint Joseph Proj.) 3.67%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,060	3,060
Ohio State Univ. Gen. Receipts Rev. Bonds Series 2003 C, 3.68% tender 9/11/06, CP mode	6,500	6,500
		73,988
Oklahoma - 1.5%
Oklahoma Cap. Impt. Auth. Facilities Participating VRDN Series MS 1389, 3.68% (AMBAC Insured) (Liquidity Facility Morgan Stanley) (a)(d)	12,545	12,545
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 3.63%, LOC Bank of America NA, VRDN (a)	29,460	29,460
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.66% (AMBAC Insured), VRDN (a)	13,400	13,400
		55,405
Oregon - 1.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,500	6,500
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 3.65%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	31,300	31,300
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.8% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	4,300	4,300
Portland Swr. Sys. Rev. Participating VRDN Series PT 2435, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,960	5,960
Portland Urban Renewal & Redev. Participating VRDN Series PT 3287, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,495	7,495
		55,555
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 4.8%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series PT 762, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	$ 6,800	$ 6,800
Series Putters 1281, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	4,200	4,200
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,600	2,600
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.74%, VRDN (a)	5,600	5,600
(UPMC Health Sys. Proj.) Series 2002 C, 3.66%, LOC Comerica Bank, Detroit, VRDN (a)	2,695	2,695
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 3.66%, LOC Allied Irish Banks PLC, VRDN (a)	4,895	4,895
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,400	2,400
Middletown Area School District Gen. Oblig. 3.66% (FSA Insured), VRDN (a)	13,700	13,700
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Peco Energy Co. Proj.) Series 1994 A, 3.5% tender 8/17/06, LOC BNP Paribas SA, CP mode	5,000	5,000
(Gaudenzia Foundation, Inc. Prog.) 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,700	3,700
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.67%, LOC Unicredito Italiano Spa, VRDN (a)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,925	2,925
(King's College Proj.) Series 2001 H6, 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,800	4,800
(Messiah College Proj.) Series 2001 14, 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	900	900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 958, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	1,600	1,600
Series Putters 371Z, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,900	3,900
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04-9, 3.68%, tender 8/7/06 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	$ 5,330	$ 5,330
TRAN 4.5% 6/29/07	8,800	8,856
Philadelphia School District:
Bonds Series PT 2793, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France) (a)(d)(e)	6,990	6,990
Participating VRDN Series MT 135, 3.67% (Liquidity Facility DEPFA BANK PLC) (a)(d)	19,265	19,265
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series SG 158, 3.67% (Liquidity Facility Societe Generale) (a)(d)	8,000	8,000
Pittsburgh Gen. Oblig. Participating VRDN Series Putters 1367T, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,200	6,200
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,500	18,500
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5% 4/26/07	12,900	13,021
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Putters 1228, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,100	3,100
Wilkes Barre Gen. Oblig. Series 2004 B, 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	10,800	10,800
		180,177
South Carolina - 3.6%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,500	5,500
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 3.63% (Liquidity Facility Wachovia Bank NA), VRDN (a)	11,100	11,100
Series A, 3.63% (Liquidity Facility Bank of America NA), VRDN (a)	9,000	9,000
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series Floaters 43 TP, 3.68% (Liquidity Facility Wells Fargo & Co.) (a)(d)	9,615	9,615
Series MS 1291, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	14,495	14,495
Series PT 3393, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	15,945	15,945
Series Stars 131, 3.67% (Liquidity Facility BNP Paribas SA) (a)(d)	7,550	7,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 3,750	$ 3,750
Horry County School District Participating VRDN Series PT 2033, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,715	3,715
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.76%, VRDN (a)	2,700	2,700
South Carolina Gen. Oblig. School Facilities Participating VRDN Series PT 3245, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,085	5,085
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC Central Energy Plant Proj.) 3.63%, LOC Bank of America NA, VRDN (a)	14,800	14,800
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 3.68%, LOC Bank of America NA, VRDN (a)	7,300	7,300
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series Putters 1094, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,850	2,850
Participating VRDN Series PT 3460, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,005	10,005
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series PT 3186, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,320	7,320
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.92% tender 10/5/06, CP mode	3,200	3,200
		133,930
Tennessee - 2.2%
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 3.63%, LOC Bank of America NA, VRDN (a)	13,410	13,410
Knoxville Waste Wtr. Sys. Rev. Participating VRDN Series ROC II R 9010, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,510	5,510
Memphis Elec. Sys. Rev. Participating VRDN:
Series MS 1031, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,845	5,845
Series MS 976, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,698	5,698
Memphis Gen. Oblig. 3.65% 9/5/06 (Liquidity Facility WestLB AG), CP	12,100	12,100
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 1316, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,695	9,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 3.65%, LOC Freddie Mac, VRDN (a)	$ 17,029	$ 17,029
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 3.63%, LOC Bank of America NA, VRDN (a)	6,195	6,195
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,990	1,990
Sullivan County Health, Edl. & Hosp. Rev. Participating VRDN Series LB 06 F6, 3.75% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	5,400	5,400
		82,872
Texas - 18.1%
Aldine Independent School District Participating VRDN Series Putters 827, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,930	2,930
Arlington Spl. Oblig. Series B, 3.68% (MBIA Insured), VRDN (a)	5,800	5,800
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 1364, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	11,725	11,725
Austin Util. Sys. Rev. Series A, 3.51% 8/10/06, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,155	13,155
Bastrop Independent School District Participating VRDN Series ROC II R492, 3.68% (Liquidity Facility Citibank NA) (a)(d)	8,150	8,150
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.71%, LOC JPMorgan Chase Bank, VRDN (a)	1,300	1,300
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series Putters 517, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,995	5,995
Series TOC 05 Y, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	5,925	5,925
Boerne Independent School District Participating VRDN Series Putters 626, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,180	3,180
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.76%, VRDN (a)	2,600	2,600
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(d)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Corpus Christi Gen. Oblig. Participating VRDN Series PT 2105, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 4,840	$ 4,840
Corsicana Independent School District Participating VRDN Series DB 111, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(d)	5,090	5,090
Crowley Independent School District Participating VRDN Series PT 3039, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,100	7,100
Dallas Independent School District Participating VRDN:
Series PT 2210, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,300	7,300
Series ROC II R6069, 3.68% (Liquidity Facility Citibank NA) (a)(d)	3,475	3,475
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 3.68% (Liquidity Facility Societe Generale) (a)(d)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	4,015	4,015
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 3.68% (Liquidity Facility Societe Generale) (a)(d)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 3.68% (Liquidity Facility Societe Generale) (a)(d)	4,000	4,000
El Paso Gen. Oblig. Participating VRDN Series Putters 1042, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,605	3,605
Galena Park Independent School District Participating VRDN Series SG 154, 3.67% (Liquidity Facility Societe Generale) (a)(d)	11,065	11,065
Granbury Independent School District Participating VRDN Series SG 129, 3.67% (Liquidity Facility Societe Generale) (a)(d)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,700	2,700
Harris County Gen. Oblig.:
Participating VRDN:
Series MSTC 01 126 Class A, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	26,000	26,000
Series Putters 1099, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,800	2,800
Series Putters 505, 3.68% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(d)	10,580	10,580
Series C, 3.65% 8/15/06, CP	5,950	5,950
Series D-1, 3.65% 8/15/06, CP	2,170	2,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.7% (MBIA Insured), VRDN (a)	$ 3,300	$ 3,300
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.74%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	6,000	6,000
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,530	3,530
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	6,600	6,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.66%, LOC KBC Bank NV, VRDN (a)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	9,000	9,000
Series SG 03 161, 3.68% (Liquidity Facility Societe Generale) (a)(d)	7,700	7,700
Series SG 149, 3.68% (Liquidity Facility Societe Generale) (a)(d)	17,500	17,500
Houston Cmnty. College Sys. Rev.:
Bonds Series ROC II 2084, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(d)(e)	5,235	5,235
Participating VRDN Series Putters 380, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,470	5,470
Houston Gen. Oblig.:
Participating VRDN:
Series PT 3455, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,140	7,140
Series PT 969, 3.67% (Liquidity Facility DEPFA BANK PLC) (a)(d)	8,200	8,200
Series B, 3.53% 8/16/06, CP	5,000	5,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 3.67% (Liquidity Facility Societe Generale) (a)(d)	3,100	3,100
Houston Independent School District Participating VRDN Series DB 169, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(d)	3,375	3,375
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.74% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	1,500	1,500
Houston Util. Sys. Rev.:
Participating VRDN:
Series PT 2243, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,105	7,105
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series PT 3229, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 5,325	$ 5,325
Series Putters 527, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,140	3,140
Series A, 3.76% 10/2/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	5,000	5,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series GS 06 37TPZ, 3.7% (Liquidity Facility Wells Fargo & Co.) (a)(d)	6,000	6,000
Series Merlots 02 A16, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	2,285	2,285
Series SG 120, 3.67% (Liquidity Facility Societe Generale) (a)(d)	7,100	7,100
Hunt Memorial Hosp. District Rev. Series 1998, 3.7% (FSA Insured), VRDN (a)	4,460	4,460
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN:
Series MS 1082, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,743	5,743
Series PT 1818, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,240	4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	1,995	1,995
Midlothian Independent School District Participating VRDN Series PT 3081, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,735	5,735
Montgomery County Muni. Util. District #46 Participating VRDN Series Putters 548, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	1,710	1,710
New Caney Independent School District Participating VRDN Series MS 1286, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	9,540	9,540
North East Texas Independent School District Participating VRDN Series MS 06 1333, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,760	5,760
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series MS 06 1376, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	7,775	7,775
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 3.67% (Liquidity Facility Societe Generale) (a)(d)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Participating VRDN Series PT 2329, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 4,640	$ 4,640
Nueces River Auth. Wtr. Supply Rev. Participating VRDN Series PT 3190, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,730	5,730
Pearland Independent School District Participating VRDN Series SG 106, 3.67% (Liquidity Facility Societe Generale) (a)(d)	500	500
Plano Independent School District Participating VRDN Series SGA 128, 3.68% (Liquidity Facility Societe Generale) (a)(d)	1,680	1,680
Port Houston Auth. Harris County Participating VRDN Series PT 3531, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	11,330	11,330
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.68% (Liquidity Facility Societe Generale) (a)(d)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.68% (Liquidity Facility Societe Generale) (a)(d)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,595	6,595
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series MS 00 469, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	9,995	9,995
Series SG 101, 3.67% (Liquidity Facility Societe Generale) (a)(d)	2,700	2,700
Series SG 104, 3.67% (Liquidity Facility Societe Generale) (a)(d)	12,250	12,250
Series SG 105, 3.67% (Liquidity Facility Societe Generale) (a)(d)	11,700	11,700
3.7% (Liquidity Facility Bank of America NA), VRDN (a)	20,275	20,275
San Antonio Gen. Oblig. Participating VRDN Series Stars 150, 3.67% (Liquidity Facility BNP Paribas SA) (a)(d)	5,850	5,850
San Antonio Independent School District Bonds Series AAB 01 28, 3.69%, tender 8/7/06 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	1,400	1,400
San Antonio Muni. Drainage Util. Sys. Rev. Participating VRDN Series ROC II R553, 3.68% (Liquidity Facility Citibank NA) (a)(d)	5,200	5,200
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 5,805	$ 5,805
Series ROC II R2222, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	4,150	4,150
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 3.68%, LOC Bank of America NA, VRDN (a)	2,700	2,700
Sunnyvale School District Participating VRDN Series Putters 619, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,575	5,575
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 3428, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,365	10,365
Series PT 976, 3.67% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	7,995	7,995
Texarkana Participating VRDN Series PT 3144, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,405	6,405
Texas A&M Univ. Rev. Bonds Series Putters 945, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,445	1,445
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 3.6% 8/4/06, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	20,000	20,000
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	4,800	4,800
Series LB 05 K15, 3.73% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	8,000	8,000
Series MACN 05 I, 3.68% (Liquidity Facility Bank of America NA) (a)(d)	4,695	4,695
Series PT 3018, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,500	5,500
Series PT 3489, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,800	6,800
Series Putters 1024, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,955	8,955
TRAN 4.5% 8/31/06	53,800	53,857
Texas Pub. Fin. Auth. Rev. Series 2003, 3.6% 9/8/06, CP	13,000	13,000
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 1331, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,010	3,010
Trinity River Auth. Rev.:
Bonds Series Putters 1077, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	3,460	3,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Trinity River Auth. Rev.: - continued
Participating VRDN Series Putters 1058, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	$ 5,125	$ 5,125
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	4,045	4,045
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 3.7% (Liquidity Facility Societe Generale) (a)(d)	10,000	10,000
Univ. of Texas Univ. Revs. Participating VRDN Series Stars 152, 3.67% (Liquidity Facility BNP Paribas SA) (a)(d)	7,210	7,210
		678,680
Utah - 1.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	2,774	2,774
Series MS 175, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	16,495	16,495
Saint George Elec. Rev. Participating VRDN Series Putters 917, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,600	5,600
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,280	6,280
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,140	5,140
		36,289
Virginia - 1.6%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.73% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	1,300	1,300
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 3.64%, LOC SunTrust Banks, Inc., VRDN (a)	8,100	8,100
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
3.82% tender 8/17/06, CP mode	1,000	1,000
3.85% tender 8/23/06, CP mode	4,000	4,000
3.85% tender 8/29/06, CP mode	4,000	4,000
3.85% tender 8/31/06, CP mode	2,000	2,000
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 3.7%, VRDN (a)	25,575	25,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1303, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 10,000	$ 10,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	2,300	2,300
		58,275
Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	7,900	7,900
Series PT 734, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	7,000	7,000
Series ROC II R152, 3.68% (Liquidity Facility Citibank NA) (a)(d)	2,230	2,230
Series ROC II R3012, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	9,715	9,715
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,290	5,290
King County Rural Library District Participating VRDN Series Putters 1015, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,645	5,645
King County School District #401 Highline Pub. Schools Bonds Series Putters 526, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,965	2,965
King County Swr. Rev. Participating VRDN Series MS 01 554, 3.68% (Liquidity Facility Morgan Stanley) (a)(d)	5,000	5,000
Lewis County Pub. Util. District #1 Participating VRDN Series ROC RR II R4026, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,330	6,330
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	4,950	4,950
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R2041, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	3,940	3,940
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 3.65%, LOC Bank of America NA, VRDN (a)	11,000	11,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,860	3,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 1199, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 3,625	$ 3,625
Series Putters 1296, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,695	1,695
Series Putters 509, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,470	5,470
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series A, 3.65%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,735	9,735
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.68%, LOC Bank of America NA, VRDN (a)	2,200	2,200
		108,345
West Virginia - 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 3.84%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	3,950	3,950
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,385	2,385
Series ROC II R4067, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	4,680	4,680
		11,015
Wisconsin - 2.0%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,130	3,130
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,725	6,725
Milwaukee County Gen. Oblig. RAN Series M6, 5.5% 9/7/06	10,000	10,019
Wisconsin Gen. Oblig. Participating VRDN Series PT 967, 3.67% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 917, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	13,190	13,190
Series Putters 399, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,245	3,245
(Nat'l. Regency of New Berlin, Inc. Proj.) 3.73%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.) Series B, 3.64%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 9,000	$ 9,000
Series B, 3.67%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	8,000	8,000
3.67%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	5,500	5,500
		73,734
	Shares
Other - 3.1%
Fidelity Tax-Free Cash Central Fund, 3.64% (b)(c)	115,469,600	115,470
TOTAL INVESTMENT PORTFOLIO - 95.5% (Cost $3,577,360)		3,577,360
NET OTHER ASSETS - 4.5%		169,762
NET ASSETS - 100%		$ 3,747,122
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $104,145,000 or 2.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Atlanta Dev. Auth. Student Hsg. Rev. Bonds Series Putters 145, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	11/17/05 - 3/16/06	$ 9,505
Ctr. Grove School Bldg. Corp. Bonds Series Putters 727, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	12/2/05 - 3/16/06	$ 6,735
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA)	11/16/05	$ 16,150
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.)	1/20/06	$ 6,600
Security	Acquisition Date	Cost (000s)
Houston Cmnty. College Sys. Rev. Bonds Series ROC II 2084, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	1/21/04 - 3/8/06	$ 5,235
Illinois Gen. Oblig. Bonds Series ROC II R4536, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	3/8/06	$ 5,415
Indianapolis Thermal Energy Sys. Bonds Series Putters 700, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	1/27/05 - 3/16/06	$ 6,555
King County School District #401 Highline Pub. Schools Bonds Series Putters 526, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	12/1/04	$ 2,965
North Daviess School Bldg. Corp. Bonds Series ROC II R2203, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	5/11/05	$ 6,600
Security	Acquisition Date	Cost (000s)
Philadelphia School District Bonds Series PT 2793, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France)	6/29/05	$ 6,990
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Bonds Series ROC II R1003, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	9/25/02	$ 3,945
South Carolina Pub. Svc. Auth. Rev. Bonds Series Putters 1094, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	10/5/05	$ 2,850
Texas A&M Univ. Rev. Bonds Series Putters 945, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	9/29/05	$ 1,445
Trinity River Auth. Rev. Bonds Series Putters 1077, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	11/14/05	$ 3,460
Security	Acquisition Date	Cost (000s)
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender 2/1/07 (Liquidity Facility Landesbank Hessen-Thuringen)	11/10/05 - 2/1/06	$ 19,695
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 2,107
Income Tax Information
At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,577,360,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during a Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 27, 2006